Average Annual Total Returns (Vanguard Russell 2000 Growth Index Fund ETF)	Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Based on Market Value Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014	Russell 2000 Growth Index Vanguard Russell 2000 Growth Index Fund Vanguard Russell 2000 Growth Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.31%	43.10%	24.65%	43.29%	43.30%
Since Inception	21.39%	21.25%	17.07%	21.36%	21.50%